UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number     811-08795
                                                    -------------------

                           40|86 STRATEGIC INCOME FUND
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         11825 NORTH PENNSYLVANIA STREET
                                CARMEL, IN 46032
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             WILLIAM P. KOVACS, ESQ.
                         11825 NORTH PENNSYLVANIA STREET
                                CARMEL, IN 46032
            ---------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-817-6422
                                                            ------------

                     Date of fiscal year end: JUNE 30, 2004
                                              -------------

                   Date of reporting period: DECEMBER 31, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                                                     40|86 STRATEGIC INCOME FUND


                                                               December 31, 2003

                                                             -------------------
                                                              Semi-Annual Report
                                                             -------------------

40|86 STRATEGIC INCOME FUND                                   Semi-Annual Report
================================================================================
PORTFOLIO MANAGERS' REVIEW                                     December 31, 2003


HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

   The 40|86 Strategic Income Fund returned 13.75% for the six months ended December 31, 2003. This compares to 8.71% for the benchmark Merrill Lynch High Yield Master II Index.(1)

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

   For the six months ended December 31, 2003, Fund performance was driven by our holdings in the Telecom and Cable/Media sectors. These sectors benefited most as the lower rated, higher yielding names continued to rally during the latter half of 2003 as the credit markets underwent a major revaluation of risk.

WHICH PORTFOLIO HOLDINGS ENHANCED THE FUND'S PERFORMANCE?

   For the six months ended December 31, 2003, Fund performance was driven by our holdings in the Telecom and Cable/Media sectors. This included many previously distressed/dislocated names such as Airgate, Alamosa, Charter Communications, and Qwest Communications. Many of these lower rated, higher yielding names continued to rally throughout 2003 as the credit markets improved and investors sought incremental yield. While many of these names underperformed during the market turmoil of 2002, they have contributed significantly to Fund performance for the six months ended December 31, 2003.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   For the six months ended December 31, 2003, Fund performance was most negatively impacted by exposure to Levi Strauss and Denny's Corp.

WHAT IS YOUR OUTLOOK FOR THE REST OF THE FISCAL YEAR?

   During 2003, we continued to take advantage of the rally in the lower rated sector and sold many of the credits that we believed had moved beyond justifiable valuations. At the same time, we reduced many higher quality names that were trading at levels that no longer offered compelling relative value. The proceeds of these sales continue to be selectively reinvested in securities representing better risk/return characteristics.

   While the 2003 rally has pushed yields to record lows (7.46%) and spreads (+418) to the tightest levels since 1998, there is still opportunity for further spread compression. A strengthening economy, earnings momentum, and balance sheet repair have contributed to an overall improvement in credit quality. As evidence, the JP Morgan domestic default rate decreased to 2.9% for the 12 months ended December 2003 and is expected to reach 2% by the end of 2004. While spreads have pushed through the 20-year average and may appear relatively tight on an historical basis, it is necessary to compare spreads to similar periods in the credit cycle. For example, the domestic default rate was below 2.5% for most of the period between 1993 and 1997. During this period, the average spread to worst was +372 basis points. Assuming that we are in the early stages of a similar credit cycle, it is not unreasonable to expect spreads to continue to grind tighter over the next 6-12 months.

   While an expected 6-10% return for 2004 would pale in comparison to the returns witnessed in 2003, it may prove attractive relative to cash, investment grade bonds, and equities on a risk-adjusted basis. In addition to incremental yield provided, the high yield market has a low correlation with other investment alternatives. Additionally, the excess spread and short duration characteristics should serve as a buffer should interest rates rise. For these reasons, demand for the high yield asset class is expected to remain strong through at least 2004.

   Given the expectations for lower nominal returns, we expect a much tighter dispersion of manager returns for 2004. After several years of significant difference between top and bottom managers, we believe that the deviation should moderate over the next couple years. With approximately 85% of the market trading above par, credit selection will be increasingly important in this asymmetric landscape. Given this environment, 2004 could well be about credit problem avoidance, rather than significant price appreciation. As a result, security selection will be back to the forefront in determining relative performance. Our intensive credit process will continue to guide our investment decisions, and, we believe, will continue to allow us to generate competitive, risk-adjusted returns over time.

Robert L. Cook, CFA                 Thomas G. Hauser, CFA
Senior Vice President               Vice President
Director of Research                40|86 Advisers, Inc.
40|86 Advisers, Inc


------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes. The Merrill Lynch High Yield Master II Index is an unmanaged, market capitalization weighted index of all domestic and yankee high yield bonds.

================================================================================
                           40|86 STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

   SHARES OR
PRINCIPAL AMOUNT                                                                                                         VALUE
----------------                                                                                                       ----------
CORPORATE BONDS (124.8% OF NET ASSETS) (A)

AMUSEMENT AND RECREATION SERVICES (7.9%)
$   725,000  Boca Resorts, Inc., 9.875%, due 04/15/2009 (f).......................................................     $  775,750
  1,100,000  MGM Mirage, Inc., 9.750%, due 06/01/2007 (f).........................................................      1,259,500
    585,000  Pinnacle Entertainment, 8.750%, due 10/01/2013.......................................................        598,163
    875,000  Six Flags, Inc., 8.875%, due 02/01/2010 (f)..........................................................        902,344
    525,000  Six Flags, Inc., 9.750%, due 04/15/2013 (f)..........................................................        555,187
    405,000  Station Casinos, Inc., 9.875%, due 07/01/2010........................................................        447,525
    825,000  Vail Resorts, Inc., 8.750%, due 05/15/2009 (f).......................................................        874,500
    480,000  Venetian Casino, 11.000%, due 06/15/2010 (f).........................................................        559,200
                                                                                                                       ----------
                                                                                                                        5,972,169
                                                                                                                       ----------
APPAREL AND OTHER FINISHED PRODUCTS (3.4%)
    800,000  Levi Strauss & Co., 12.250%, due 12/15/2012..........................................................        524,000
    580,000  Phillips Van-Heusen Corp., 8.125%, due 05/01/2013 (f)................................................        619,150
    585,000  Playtex Products, Inc., 9.375%, due 06/01/2011.......................................................        593,775
    780,000  Russell Corp., 9.250%, due 05/01/2010 (f)............................................................        812,175
                                                                                                                       ----------
                                                                                                                        2,549,100
                                                                                                                       ----------
BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (0.8%)
    515,000  D. R. Horton, Inc., 8.500%, due 04/15/2012...........................................................        584,525
                                                                                                                       ----------
BUSINESS SERVICES (2.9%)
    200,000  H&E Equipment, 11.125%, due 06/15/2012 (f)...........................................................        202,000
    950,000  RH Donnelley Finance Corp., 10.875%, due 12/15/2012, (b) Cost--$950,000; Acquired--11/26/2002 (f)....      1,131,688
    780,000  Universal Hospital Services, Inc., 10.125%, due 11/01/2011, (b) Cost--$780,000; Acquired--10/08/2003.        822,900
                                                                                                                       ----------
                                                                                                                        2,156,588
                                                                                                                       ----------
CABLE AND OTHER PAY TELEVISION SERVICES (9.6%)
    980,000  Charter Communications Holdings LLC, 10.250%, due 09/15/2010,
               (b) Cost--$992,250; Acquired--10/07/2003 (f).......................................................      1,033,900
  1,280,000  Charter Communications Holdings LLC, 11.125%, due 01/15/2011.........................................      1,180,800
    565,000  Charter Communications Holdings LLC, STEP (c) 0.000%/13.500%, due 01/15/2011 (f).....................        423,750
    550,000  CSC Holdings, Inc., 10.500%, due 05/15/2016 (f)......................................................        632,500
    915,000  DirectTV Holdings, 8.375%, due 03/15/2013 (f)........................................................      1,065,975
    805,000  Innova S de R. L., 9.375%, due 09/19/2013, (b) Cost--$805,000; Acquired--09/12/2003..................        830,156
  1,215,000  Insight Communications Co., Inc., STEP (c) 0.000%/12.250%, due 02/15/2011 (f)........................      1,044,900
    415,000  Quebecor Media, Inc., 11.125%, due 07/15/2011 (f)....................................................        482,438
    500,000  Qwest Corp., 8.875%, due 03/15/2012, (b) Cost--$541,368; Acquired--09/04/2003........................        576,250
                                                                                                                       ----------
                                                                                                                        7,270,669
                                                                                                                       ----------
CHEMICALS AND ALLIED PRODUCTS (7.4%)
    363,000  HMP Equity Holdings Corp., 0.000%, due 05/15/2008, (b) Cost--$189,641; Acquired--04/30/2003 (g)......        223,245
    385,000  Huntsman ICI Chemicals, 10.125%, due 07/01/2009 (f)..................................................        398,475
    525,000  Lyondell Chemical Co., 10.875%, due 05/01/2009 (f)...................................................        540,750
    515,000  Lyondell Chemical Co., 11.125%, due 07/15/2012 (f)...................................................        574,225
    195,000  Nalco Co., 7.750%, due 11/15/2011, (b) Cost--$195,000; Acquired--10/29/2003..........................        209,625
    390,000  Nalco Co., 8.875%, due 11/15/2013, (b) Cost--$390,000; Acquired--10/29/2003..........................        415,350
    580,000  Polyone Corp., 10.625%, due 05/15/2010 (f)...........................................................        582,900

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                           40|86 STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

   SHARES OR
PRINCIPAL AMOUNT                                                                                                   VALUE
----------------                                                                                                 ----------
CHEMICALS AND ALLIED PRODUCTS (CONTINUED)
$  635,000   Rockwood Specialties Corp., 10.625%, due 05/15/2011, (b) Cost--$635,000; Acquired--07/09/2003 ...   $  711,200
   405,000   Terra Capital, Inc., 12.875%, due 10/15/2008 (f) ................................................      479,925
 1,135,000   Terra Capital, Inc., 11.500%, due 06/01/2010 (f) ................................................    1,191,750
   320,000   Witco Corp., 6.875%, due 02/01/2026 .............................................................      276,000
                                                                                                                 ----------
                                                                                                                  5,603,445
                                                                                                                 ----------
COMMUNICATION SERVICES (7.0%)
   800,000   American Tower Corp., 5.000%, due 02/15/2010 (f) ................................................      766,000
   975,000   Crown Castle International Corp., 7.500% due 12/01/2013, (b) Cost--$942,062; Acquired--11/17/2003      984,750
   310,000   Echostar DBS Corp., 9.125%, due 01/15/2009 ......................................................      348,363
 1,080,000   Echostar DBS Corp., 9.375%, due 02/01/2009 (f) ..................................................    1,135,350
   440,000   Rogers Wireless, Inc., 9.625%, due 05/01/2011 (f) ...............................................      528,000
   780,000   SpectraSite, Inc., 8.250%, due 05/15/2010 .......................................................      836,550
   635,000   Vivendi Universal Corp., 6.250%, due 07/15/2008, (b) Cost--$635,000; Acquired--07/02/2003 .......      675,481
                                                                                                                 ----------
                                                                                                                  5,274,494
                                                                                                                 ----------
ELECTRIC, GAS, AND SANITARY SERVICES (4.3%)
   630,000   Allied Waste North America, Series B, 7.875%, due 01/01/2009 (f) ................................      659,925
   600,000   Browning-Ferris, 7.400%, due 09/15/2035 (f) .....................................................      571,500
   390,000   Dynegy Holdings, Inc., 10.125%, due 07/15/2013, (b) Cost--$387,072; Acquired--08/01/2003 ........      450,450
   285,000   El Paso Production Holdings, 7.750%, due 06/01/2013, (b) Cost--$285,000; Acquired--05/20/2003 ...      282,150
   910,000   Southern Natural Gas, 8.875%, due 03/15/2010 (f) ................................................    1,028,300
   250,000   Transcontinental Gas Pipeline Corp., Series B, 7.000%, due 08/15/2011 ...........................      267,500
                                                                                                                 ----------
                                                                                                                  3,259,825
                                                                                                                 ----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (10.6%)
 1,286,000   Alamosa Delaware, Inc., STEP (c) 0.000%/12.000%, due 07/31/2009 (f) .............................    1,163,830
   357,000   Alamosa Delaware, Inc., 11.000%, due 07/31/2010 (f) .............................................      389,130
 1,530,000   Celestica, Inc., 0.000%, due 08/01/2020 (f)(g) ..................................................      816,638
   485,000   Flextronics International Ltd., 6.500%, due 05/15/2013 ..........................................      504,400
   850,000   IPC Acquisition Corp., 11.500%, due 12/15/2009 (f) ..............................................      930,750
   980,000   Nortel Networks Ltd., 6.125%, due 02/15/2006 (f) ................................................      997,150
   395,000   Rayovac Corp, 8.500%, due 10/01/2013 ............................................................      420,675
 1,013,000   Solectron Corp., 0.000%, due 11/20/2020 (g) .....................................................      579,943
   488,000   Telecorp PCS, Inc., 10.625%, due 07/15/2010 (f) .................................................      570,683
   910,000   Tyco International Group, 6.375%, due 10/15/2011 (f) ............................................      977,112
   585,000   Tyco International Group, 6.000%, due 11/15/2013, (b) Cost $582,509; Acquired--11/06/2003 .......      605,475
                                                                                                                 ----------
                                                                                                                  7,955,786
                                                                                                                 ----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT (1.0%)
   640,000   Jacuzzi Brands, Inc., 9.625%, due 07/01/2010,
             (b) Cost--$648,800; Acquired--06/30/2003 and 07/01/2003 (f) .....................................      707,200
                                                                                                                 ----------
FOOD AND KINDRED PRODUCTS (2.9%)
   775,000   Altria Group., Inc., 7.000%, due 11/04/2013 .....................................................      828,245
   750,000   Philip Morris Co., 7.650%, due 07/01/2008 (f) ...................................................      830,896
   480,000   Reddy Ice Group, Inc., 8.875%, due 08/01/2011, (b) Cost--$490,116; Acquired--07/17/2003 .........      511,200
                                                                                                                 ----------
                                                                                                                  2,170,341
                                                                                                                 ----------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                           40|86 STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

   SHARES OR
PRINCIPAL AMOUNT                                                                                                   VALUE
----------------                                                                                                 ----------
FOOD STORES (2.0%)
$  390,000   General Nutrition Center, 8.500%, due 12/01/2010, (b) Cost--$390,000; Acquired--11/25/2003 ......   $  401,700
   405,000   Marsh Supermarket, Inc., Series B, 8.875%, due 08/01/2007 .......................................      384,750
   640,000   Merisant Co., 9.500%, due 07/15/2013, (b) Cost--$653,600; Acquired--06/27/2003 and 07/01/2003 ...      684,800
                                                                                                                 ----------
                                                                                                                  1,471,250
                                                                                                                 ----------
FOREIGN GOVERMENTS (0.6%)
   390,000   Federative Republic of Brazil, 9.250%, due 10/22/2010 ...........................................      421,200
                                                                                                                 ----------
GENERAL MERCHANDISE STORES (0.7%)
   430,000   JC Penny Co., Inc., 8.000%, due 03/01/2010 ......................................................      495,037
                                                                                                                 ----------
HEALTH SERVICES (5.7%)
   590,000   HCA, Inc., 6.950%, due 05/01/2012 (f) ...........................................................      633,610
   650,000   HCA, Inc., 6.750%, due 07/15/2013 (f) ...........................................................      690,540
   430,000   HealthSouth Corp., 8.500%, due 02/01/2008 (f) ...................................................      414,950
   540,000   HealthSouth Corp., 10.750%, due 10/01/2008 (f) ..................................................      513,000
   345,000   Matria HealthCare, Series B, 11.000%, 05/01/2008 ................................................      370,875
   390,000   Res-Care, Inc., 10.625%, due 11/15/2008 (f) .....................................................      405,600
   405,000   Tenet HealthCare Corp., 6.500%, due 06/01/2012 ..................................................      390,319
   875,000   Tenet HealthCare Corp., 7.375%, due 02/01/2013 (f) ..............................................      883,750
                                                                                                                 ----------
                                                                                                                  4,302,644
                                                                                                                 ----------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTORS (0.4%)
   290,000   Great Lakes Dredge & Dock Corp., 7.750%, due 12/15/2013, (b) Cost--$290,000; Acquired--12/12/2003      299,787
                                                                                                                 ----------
HOTELS, OTHER LODGING PLACES (3.6%)
   750,000   Host Marriott LP, Series I, 9.500%, due 01/15/2007 (f) ..........................................      838,125
   140,000   Host Marriott LP, Series G, 9.250%, due 10/01/2007 ..............................................      157,150
   640,000   Park Place Entertainment Corp., 8.125%, due 05/15/2011 (f) ......................................      720,800
   910,000   Starwood Hotels & Resorts, 7.375%, due 11/15/2015 ...............................................      978,250
                                                                                                                 ----------
                                                                                                                  2,694,325
                                                                                                                 ----------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (2.9%)
   935,000   Cummins Engine, Inc., 5.650%, due 03/01/2098 (f) ................................................      624,113
   340,000   Rexnord Corp., 10.125%, due 12/15/2012 ..........................................................      374,000
   505,000   Terex Corp., Series B, 10.375%, due 04/01/2011 ..................................................      568,125
   660,000   Unova, Inc., 7.000%, due 03/15/2008 .............................................................      643,500
                                                                                                                 ----------
                                                                                                                  2,209,738
                                                                                                                 ----------
LEATHER AND LEATHER PRODUCTS (1.3%)
   960,000   Samsonite Corp., 10.750%, due 06/15/2008 (f) ....................................................      998,400
                                                                                                                 ----------
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (2.7%)
 1,940,000   Georgia-Pacific Corp., 7.700%, due 06/15/2015 (f) ...............................................    2,027,300
                                                                                                                 ----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.7%)
   775,000   DRS Technologies, Inc., 6.875%, due 11/01/2013, (b) Cost--$775,000: Acquired--10/16/2003 (f) ....      800,187
   785,000   Eastman Kodak Co., 7.250%, due 11/15/2013 .......................................................      825,106
   490,000   Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008 ...........................................      433,650
                                                                                                                 ----------
                                                                                                                  2,058,943
                                                                                                                 ----------

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                           40|86 STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

   SHARES OR
PRINCIPAL AMOUNT                                                                                                   VALUE
----------------                                                                                                 ----------
MISCELLANEOUS RETAIL (0.5%)
$  390,000   Suburban Propane Partners L.P., 6.875%, due 12/15/2013, (b) Cost--$390,000; Acquired--12/18/2003 .  $  395,850
                                                                                                                 ----------
MOTION PICTURES (1.2%)
   810,000   Alliance Atlantis Communications, Inc., 13.000%, due 12/15/2009 (f) ..............................     927,450
                                                                                                                 ----------
NON - DEPOSITORY CREDIT INSTITUTIONS (1.3%)
   875,000   Ford Motor Credit Co., 7.375%, due 10/28/2009 (f) ................................................     962,035
                                                                                                                 ----------
OIL AND GAS EXTRACTION (1.8%)
   595,000   Citgo Petroleum Corp., 11.375%, due 02/01/2011 ...................................................     693,175
   650,000   Houston Exploration Co., 7.000%, due 06/15/2013, (b) Cost--$650,000; Acquired--06/05/2003 ........     674,375
                                                                                                                 ----------
                                                                                                                  1,367,550
                                                                                                                 ----------
PAPER AND ALLIED PRODUCTS (5.1%)
   750,000   Abitibi-Consolidated, Inc. , 8.850%, due 08/01/2030 ..............................................     813,379
   485,000   Boise Cascade Co., 6.500%, due 11/01/2010 ........................................................     506,628
   390,000   Boise Cascade Co., 7.000%, due 11/01/2013 ........................................................     406,030
   400,000   Buckeye Technologies, Inc., 8.500%, due 10/01/2013 ...............................................     430,000
   325,000   Graphic Packaging International., 9.500%, due 08/15/2013, (b) Cost--$325,000; Acquired--08/01/2003     360,750
   785,000   Mail-Well, Inc., 9.625%, due 03/15/2012 (f) ......................................................     875,275
   440,000   Pliant Corp., 11.125%, due 09/01/2009 (f) ........................................................     477,400
                                                                                                                 ----------
                                                                                                                  3,869,462
                                                                                                                 ----------
PERSONAL SERVICES (1.5%)
   720,000   Service Corp. International, 6.875%, due 10/01/2007 (f) ..........................................     748,800
   345,000   Service Corp. International, 6.500%, due 03/15/2008 (f) ..........................................     356,213
                                                                                                                 ----------
                                                                                                                  1,105,013
                                                                                                                 ----------
PRIMARY METAL INDUSTRIES (0.8%)
   585,000   General Cable Corp., 9.500%, due 11/15/2010, (b) Cost--$585,000; Acquired--11/18/2003 ............     628,875
                                                                                                                 ----------
PRINTING, PUBLISHING AND ALLIED INDUSTRIES (4.6%)
   210,000   Dex Media East LLC, 9.875%, due 11/15/2009 .......................................................     241,500
   735,000   Dex Media East LLC, 12.125%, due 11/15/2012 (f) ..................................................     907,725
   405,000   Dex Media West LLC, 8.500%, due 08/15/2010, (b) Cost--$405,000; Acquired--08/15/2003 .............     453,094
   405,000   Dex Media West LLC, 9.875%, due 08/15/2013, (b) Cost--$405,000; Acquired--08/15/2003 .............     472,837
   630,000   Moore North American Finance, 7.875%, due 01/15/2011, (b) Cost--$632,532; Acquired--03/11/2003 (f)     716,625
   655,000   Sun Media Corp., 7.625%, due 02/15/2013 ..........................................................     704,125
                                                                                                                 ----------
                                                                                                                  3,495,906
                                                                                                                 ----------
RAILROAD TRANSPORTATION (0.8%)
   605,000   TFM SA de CV, 11.750%, due 06/15/2009 ............................................................     624,662
                                                                                                                 ----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.8%)
   600,000   iStar Financial, Inc., 7.000%, due 03/15/2008 (f) ................................................     651,000
     5,000   iStar Financial, Inc., 8.750%, due 08/15/2008 ....................................................       5,800
   390,000   Senior Housing Trust, 8.625%, due 01/15/2012 (f) .................................................     427,050
   245,000   Senior Housing Trust, 7.875%, due 04/15/2015 .....................................................     258,475
                                                                                                                 ----------
                                                                                                                  1,342,325
                                                                                                                 ----------
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (1.1%)
   785,000   Tekni-Plex, Inc. 8.750%, due 11/15/2013, (b) Cost--$785,000; Acquired--11/12/2003 ................     822,288
                                                                                                                 ----------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                           40|86 STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

   SHARES OR
PRINCIPAL AMOUNT                                                                                                          VALUE
----------------                                                                                                        -----------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.9%)
$   330,000   Hexcel Corp., 9.750%, due 01/15/2009 ...................................................................  $   347,325
    295,000   Owens-Brockway Glass, 7.750%, due 05/15/2011 ...........................................................      318,231
    720,000   Owens-Brockway Glass, 8.250%, due 05/15/2013 ...........................................................      776,700
                                                                                                                        -----------
                                                                                                                          1,442,256
                                                                                                                        -----------
TELEPHONE COMMUNICATIONS (12.7%)
  1,390,000   AirGate PCS, Inc., STEP (c) 0.000%/13.500%, due 10/01/2009 (f) .........................................      986,900
    445,000   Cincinnati Bell, Inc., 7.250%, due 07/15/2013,
                (b) Cost--$448,050; Acquired--07/02/2003, 07/08/2003 and 10/08/2003 (f) ..............................      469,475
    390,000   Cincinnati Bell, Inc., 8.375%, due 01/15/2014, (b) Cost--$409,866; Acquired--10/31/2003 and 12/09/2003 .      421,200
    875,000   Fairpoint Communications, 12.500%, due 05/01/2010 (f) ..................................................      958,125
    615,000   Madison River Capital LLC, 13.250%, due 03/01/2010 (f) .................................................      678,038
    500,000   Nextel Communications, Inc., 6.875%, due 10/31/2013 ....................................................      531,250
  1,000,000   Nextel Communications, Inc., 7.375%, due 08/01/2015 (f) ................................................    1,080,000
  1,900,000   Qwest Capital Funding, 7.250%, due 02/15/2011 (f) ......................................................    1,881,000
    965,000   Sprint Capital Corp., 8.375%, due 03/15/2012 (f) .......................................................    1,129,202
    245,000   Triton PCS, Inc., 8.750%, due 11/15/2011 ...............................................................      242,550
    485,000   Triton PCS, Inc., 8.500%, due 06/01/2013 ...............................................................      523,800
    785,000   Worldcom, Inc., 6.950%, due 08/15/2006 (d)(e) ..........................................................      635,850
                                                                                                                        -----------
                                                                                                                          9,537,390
                                                                                                                        -----------
TELEVISION BROADCASTING STATIONS (1.4%)
    985,000   Sinclair Broadcasting Group, 8.000%, due 03/15/2012 ....................................................    1,068,725
                                                                                                                        -----------
TRANSPORTATION BY AIR (0.4%)
    974,864   US Airways, Inc., 9.820%, due 01/01/2013 (d)(e)(f) .....................................................      330,201
                                                                                                                        -----------
TRANSPORTATION EQUIPMENT (2.9%)
    630,000   Dana Corp., 9.000%, due 08/15/2011 (f) .................................................................      762,300
    640,000   General Motors Corp., 8.375%, due 07/15/2033 ...........................................................      745,154
    645,000   United Components, Inc., 9.375%, due 06/15/2013 ........................................................      707,887
                                                                                                                        -----------
                                                                                                                          2,215,341
                                                                                                                        -----------
WATER TRANSPORTATION (1.2%)
    850,000   Royal Carribean Cruises, 8.000%, due 05/15/2010 (f) ....................................................      930,750
                                                                                                                        -----------
WHOLESALE TRADE - DURABLE GOODS (1.2%)
    815,000   TRW Automotive, Inc., 9.375%, due 02/15/2013 (f) .......................................................      935,213
                                                                                                                        -----------
WHOLESALE TRADE - NON-DURABLE GOODS (2.2%)
    775,000   AmeriSourceBergen Corp., 7.250%, due 11/15/2012 (f) ....................................................      838,937
    780,000   DIMON, Inc., 7.750%, due 06/01/2013, (b) Cost--$798,769; Acquired--11/17/2003 and 12/09/2003 ...........      807,300
                                                                                                                        -----------
                                                                                                                          1,646,237
                                                                                                                        -----------
              TOTAL CORPORATE BONDS (COST $85,331,535) ...............................................................  $94,130,295
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                           40|86 STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

   SHARES OR
PRINCIPAL AMOUNT                                                                                                          VALUE
----------------                                                                                                       -----------

PREFERRED STOCK (2.2% OF NET ASSETS) (a)

APPAREL AND OTHER FINISHED PRODUCTS (1.0%)
     29,717  Tommy Hilfiger USA, Inc., 9.000%......................................................................   $    776,208
                                                                                                                      ------------
CABLE AND OTHER PAY TELEVISION SERVICES (0.9%)
      6,250  CSC Holdings, Inc., 11.125% (f).......................................................................        657,812
                                                                                                                      ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.3%)
        604  Alamosa Holdings, Inc., 7.500% (e) (f)................................................................        209,135
                                                                                                                      ------------
             TOTAL PREFERRED STOCK (COST $1,540,572)...............................................................      1,643,155

WARRANTS (0.0% OF NET ASSETS)(a)

INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (0.0%)
     21,541  Dictaphone Corp., expire 03/28/2006 (e)...............................................................         16,156
                                                                                                                      ------------
             TOTAL WARRANTS (COST $0)..............................................................................         16,156

UNITED STATES SHORT-TERM OBLIGATIONS (6.1% OF NET ASSETS)

  4,654,394  Temporary Investment Fund, Inc........................................................................      4,654,394
                                                                                                                      ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $4,654,394)........................................................      4,654,394
                                                                                                                      ------------
             TOTAL INVESTMENTS (133.1% OF NET ASSETS) (COST $91,526,501) (h).......................................   $100,444,000

             LIABILITIES, LESS OTHER ASSETS (-33.1% OF NET ASSETS).................................................    (25,002,111)
                                                                                                                      ------------
             TOTAL NET ASSETS (100.0%).............................................................................   $ 75,441,889
                                                                                                                      ============

-----------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b) Restricted under Rule 144A of the Securities Act of 1933.

(c) STEP -- Bonds where the coupon increases or steps up at a predetermined rate. (d) Security in default.

(e) Non-income producing security.

(f) All or a portion of these securities were included in a pledge account (see footnote 6).

(g) Zero Coupon -- Bonds that make no interest payments.

(h) Aggregate cost for Federal income tax purposes is $91,680,918.

     The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes is as follows:

       Excess of market value over tax cost .......    $   9,307,616
       Excess of tax cost over market value .......         (544,534)
                                                       -------------
                                                       $   8,763,082
                                                       -------------














   The accompanying notes are an integral part of these financial statements.

================================================================================
                           40|86 STRATEGIC INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (UNAUDITED)

==========================================================================================================
Assets:
      Investments at cost ................................................................   $  91,526,501
----------------------------------------------------------------------------------------------------------
      Investments at value ...............................................................   $ 100,444,000
      Interest receivable ................................................................       1,765,848
      Dividends receivable ...............................................................          17,383
      Other assets .......................................................................             888
----------------------------------------------------------------------------------------------------------
          Total assets ...................................................................     102,228,119
==========================================================================================================

Liabilities and Net assets:
      Payable to Conseco, Inc. subsidiaries ..............................................          85,661
      Accrued expenses ...................................................................          58,791
      Distribution payable ...............................................................         553,329
      Interest payable ...................................................................          39,255
      Line of credit payable .............................................................      26,049,194
----------------------------------------------------------------------------------------------------------
          Total liabilities ..............................................................      26,786,230
----------------------------------------------------------------------------------------------------------
          Net assets .....................................................................   $  75,441,889
==========================================================================================================

Net assets consist of:
      Capital stock, $0.001 par value (unlimited shares of beneficial interest authorized)   $       6,840
      Paid-in capital ....................................................................     101,202,966
      Undistributed net investment income ................................................          67,654
      Accumulated net realized loss on investments .......................................     (34,753,070)
      Net unrealized appreciation on investments .........................................       8,917,499
----------------------------------------------------------------------------------------------------------
          Net assets .....................................................................   $  75,441,889
 ==========================================================================================================

Shares outstanding .......................................................................       6,839,661
Net asset value per share ................................................................   $       11.03
==========================================================================================================








   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                           40|86 STRATEGIC INCOME FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

=============================================================================================
Investment Income:
      Interest .................................................................   $4,153,487
      Dividends ................................................................      133,658
---------------------------------------------------------------------------------------------
      Total investment income ..................................................    4,287,145
---------------------------------------------------------------------------------------------

Expenses:
      Investment advisory fees .................................................      442,266
      Shareholders service fees ................................................       49,141
      Administration fees ......................................................       45,246
      Trustees' fees ...........................................................       36,478
      Transfer agent fees ......................................................       31,512
      Audit fees ...............................................................       25,480
      Registration and filing fees .............................................       12,642
      Reports - printing .......................................................       10,299
      Custodian fees ...........................................................        8,747
      Legal fees ...............................................................        7,411
      Other ....................................................................        7,631
---------------------------------------------------------------------------------------------
          Total expenses before interest expense ...............................      676,853
=============================================================================================
      Interest expense .........................................................      235,302
---------------------------------------------------------------------------------------------
          Total expenses .......................................................      912,155
---------------------------------------------------------------------------------------------
          Net investment income ................................................    3,374,990
=============================================================================================


Net realized and unrealized gains on investments:
          Net realized gains on sales of investments ...........................    3,037,700
          Net change in unrealized appreciation of investments .................    2,654,891
---------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments ..........................    5,692,591
---------------------------------------------------------------------------------------------
Net increase in net assets from operations .....................................   $9,067,581
=============================================================================================









   The accompanying notes are an integral part of these financial statements.

================================================================================
                           40|86 STRATEGIC INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX
                                                                                     MONTHS ENDED        FOR THE
                                                                                  DECEMBER 31, 2003     YEAR ENDED
                                                                                     (UNAUDITED)       JUNE 30, 2003
=====================================================================================================================
Operations:
      Net investment income ....................................................   $  3,374,990        $  6,577,338
      Net realized gain (loss) on sales of investments .........................      3,037,700          (3,080,322)
      Net change in unrealized appreciation of investments .....................      2,654,891          19,318,780
-------------------------------------------------------------------------------------------------------------------
          Net increase from operations .........................................      9,067,581          22,815,796
-------------------------------------------------------------------------------------------------------------------

Distributions to shareholders:
      Net investment income ....................................................     (3,413,985)         (6,457,299)
-------------------------------------------------------------------------------------------------------------------
          Net decrease from distributions ......................................     (3,413,985)         (6,457,299)
-------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:
      Reinvestment of distributions
          (including $5,720 and $10,392 paid to Conseco, Inc., respectively) ...         33,444             226,364
-------------------------------------------------------------------------------------------------------------------
          Net increase from capital share transactions .........................         33,444             226,364
-------------------------------------------------------------------------------------------------------------------

          Total increase in net assets .........................................      5,687,040          16,584,861
-------------------------------------------------------------------------------------------------------------------

Net assets:

      Beginning of period ......................................................     69,754,849          53,169,988
      End of period ............................................................   $ 75,441,889        $ 69,754,849
===================================================================================================================

Share data:

      Reinvestment of distributions ............................................          3,129              26,371
-------------------------------------------------------------------------------------------------------------------
          Net increase .........................................................          3,129              26,371
-------------------------------------------------------------------------------------------------------------------

      Shares outstanding:
      Beginning of period ......................................................      6,836,532           6,810,161
      End of period ............................................................      6,839,661           6,836,532
===================================================================================================================









   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                           40|86 STRATEGIC INCOME FUND
                              FINANCIAL HIGHLIGHTS

                                                       FOR THE       FOR THE      FOR THE     FOR THE      FOR THE     FOR THE
                                                  SIX MONTHS ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED PERIOD ENDED
                                                  DECEMBER 31, 2003  JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
                                                     (UNAUDITED)       2003         2002        2001         2000      1999 (g)
=================================================================================================================================
Net asset value per share, beginning of period           $10.20         $7.81       $9.28       $11.15       $13.04       $14.88(a)
Income from investment operations (b):
     Net investment income......................           0.49          0.96        1.01         1.11         1.40         1.29
     Net realized gains (losses) and change in
       unrealized appreciation or depreciation
       on investments...........................           0.84          2.38       (1.47)       (1.89)       (1.87)       (1.84)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) from investment
           operations...........................           1.33          3.34       (0.46)       (0.78)       (0.47)       (0.55)
-----------------------------------------------------------------------------------------------------------------------------------

Distributions:..................................
     Net investment income......................          (0.50)        (0.95)      (1.01)       (1.09)       (1.42)       (1.29)
-----------------------------------------------------------------------------------------------------------------------------------
         Net decrease from distributions........          (0.50)        (0.95)      (1.01)       (1.09)       (1.42)       (1.29)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period........         $11.03        $10.20       $7.81        $9.28       $11.15       $13.04
=================================================================================================================================
Per share market value, end of period...........       $11.0400      $10.1700     $7.8200      $9.5100     $10.3125     $12.9375
=================================================================================================================================
Total return (c) (d)............................          13.75%        45.80%      (7.60%)       3.39%       (9.44%)      (5.06%)
=================================================================================================================================

Ratios/supplemental data:
     Net assets (dollars in thousands),
       end of period............................        $75,442       $69,755     $53,170      $62,753      $75,255      $87,825
     Ratios of expenses to average net assets (e)          2.53%         2.84%       3.13%        4.04%        3.80%        2.74%
     Ratios of operating expenses to average
       net assets (e) (f).......................           1.88%         1.98%       1.93%        1.80%        1.64%        1.59%
     Ratios of net investment income to average
       net assets (e)...........................           9.36%        11.43%      11.47%       10.95%       11.48%       10.24%
     Portfolio turnover (d).....................          55.07%       111.69%     247.73%      213.80%      118.92%      129.87%


---------------
(a) Initial public offering price of $15.00 per share less offering costs of $0.12 per share.

(b) Per share amounts presented are based on an average of monthly shares outstanding throughout the period indicated.

(c) Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(d) Not annualized for periods of less than one year.

(e) Annualized for periods of less than one year.

(f) Excluding interest expense.

(g) For the period July 31, 1998 (commencement of operations) through June 30, 1999.






   The accompanying notes are an integral part of these financial statements.

================================================================================
                           40|86 STRATEGIC INCOME FUND

                             STATEMENT OF CASH FLOWS

                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED         FOR THE
                                                                                 DECEMBER 31, 2003      YEAR ENDED
                                                                                    (UNAUDITED)        JUNE 30, 2003
=====================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
      Investment income ........................................................   $  3,595,945        $  6,776,691
      Interest expense paid ....................................................       (239,101)           (498,308)
      Operating expenses paid ..................................................       (675,565)         (1,078,182)
---------------------------------------------------------------------------------------------------------------------
          Net cash provided by operating activities ............................      2,681,279           5,200,201
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
      Proceeds from sales of investments .......................................     53,355,990          88,527,651
      Purchases of investments .................................................    (54,349,135)        (86,349,908)
      Net decrease (increase) in short-term investments ........................      1,559,525          (4,177,915)
---------------------------------------------------------------------------------------------------------------------
          Net cash provided by (used for) investing activities .................        566,380          (2,000,172)
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Cash distributions paid (net of reinvestment of $33,444 and
        $226,364 respectively) .................................................     (3,247,659)         (6,200,029)
      Net increase in loans outstanding ........................................           --             3,000,000
---------------------------------------------------------------------------------------------------------------------
          Net cash used for financing activities ...............................     (3,247,659)         (3,200,029)
---------------------------------------------------------------------------------------------------------------------
          Net increase in cash .................................................             --                  --
          Cash at beginning of period ..........................................             --                  --
---------------------------------------------------------------------------------------------------------------------
          Cash at end of period ................................................   $         --        $         --
=====================================================================================================================

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH USED
  BY OPERATING ACTIVITIES:
      Net investment income ....................................................   $  3,374,990        $  6,577,338
      Net decrease (increase) in interest and dividends receivable .............       (196,591)            105,688
      Net decrease (increase) in other assets ..................................         12,182                 (29)
      Net increase in payable to Conseco, Inc. and subsidiaries ................          7,092              12,108
      Net increase (decrease) in accrued expenses ..............................        (17,986)             50,186
      Net (decrease) in interest payable .......................................         (3,799)             (5,246)
      Payment in kind bonds ....................................................            (88)           (197,199)
      Accretion and amortization of discounts and premiums .....................       (494,521)         (1,342,645)
---------------------------------------------------------------------------------------------------------------------
          Net cash provided by operating activities ............................   $  2,681,279        $  5,200,201
=====================================================================================================================



   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

1. ORGANIZATION

   The 40|86 Strategic Income Fund (formerly, the Conseco Strategic Income Fund) (the "Fund") was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998, and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. At December 31, 2003, Conseco, Inc. ("Conseco") owned 12,243 shares of the Fund's common stock. Conseco is a publicly owned financial services company that is one of middle America's leading sources for supplemental health insurance, life insurance and annuities.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS,
AND RELATED INVESTMENT INCOME

   Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The Fund did not hold any investments which are restricted as to resale, except bonds with a cost of $17,391,635 and a market value of $18,580,164, all of which are eligible for resale under Rule 144A of the Securities Act of 1933. These securities represent 24.63% of the net assets of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.

   Investments are stated at market value in the accompanying financial statements. Values for fixed income and other securities traded in the over-the-counter market are provided by third-party pricing services. Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Fund securities, which are traded both in the over-the-counter market and on an exchange, are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. Debt securities purchased with maturities of sixty days or less are valued at amortized cost.

   Investments held by the Fund may be purchased with accrued interest, and the investments owned by the Fund may accrue interest during the period the investment is owned by the Fund. If an investment owned by the Fund experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Fund's policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Fund evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

DISTRIBUTION OF INCOME AND GAINS

   The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually, any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

FEDERAL INCOME TAXES

   For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

   Income and Capital Gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. The tax character distributions paid during the year ended June 30, 2003 and June 30, 2002 were as follows:

Ordinary income (2003) ........................   $  6,426,396
Ordinary income (2002) ........................      7,089,031

   At June 30, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed Ordinary Income .................   $    528,121
Capital Loss and other loss carryovers ........    (37,579,132)
                                                  ------------
Accumulated Earnings ..........................    (37,051,011)
                                                  ------------
Less: Dividend Payable ........................       (421,472)
Unrealized Appreciation-- Tax .................      6,050,970
                                                  ------------
Total Accumulated Earnings (Deficit) ..........   $(31,421,513)
                                                  ============

   The differences between book and tax basis net unrealized appreciation are primarily attributable to wash sales. The cumulative timing difference for ordinary income is due to the timing of distributions and deferred organization costs. The cumulative timing difference for the capital loss carryover is due to Post October Losses and Wash Sales.

================================================================================

                                DECEMBER 31, 2003
                                   (UNAUDITED)

Net Asset Value ...............................   $ 69,754,849
Paid in Capital ...............................   (101,176,362)
                                                  ------------
Net assets (excluding paid in capital) ........   $(31,421,513)
                                                  ============

   As of June 30, 2003, the Fund had a total capital loss carryover of $34,787,825 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. The capital loss of $990,224 will expire in 2007, $6,647,128 will expire in 2008, $17,308,696 in 2009, $5,367,863 in 2010 and $4,473,914 in 2011. The Fund's
realized capital losses incurred after October 31, 2002, through June 30, 2003, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized capital losses of $2,791,307. For the year ended June 30, 2003 dividends of $197,699 paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

EXPENSES

   The Fund pays expenses of Trustees who are not affiliated persons of the Fund or 40|86 Advisors, Inc., formerly Conseco Capital Management, Inc., (the "Adviser" and "Administrator"), a wholly-owned subsidiary of Conseco. The Fund pays each of its Trustees who is not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $7,500 plus $1,500 for each Board of Trustees meeting attended. Additionally, each Trustee receives a fee of $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Chairman receives an additional $375 for each meeting attended. The Fund reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

   The Adviser serves as the Investment Manager and Administrator to the Fund under the terms of the Investment Management Agreement. The Adviser supervises the Fund's management and investment program, performs a variety of services in connection with management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly advisory fee equal to an annual rate of 0.90 percent of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). The total fees incurred for such services for the six months ended December 31, 2003 were $442,266.

SHAREHOLDER SERVICING AGREEMENT

   Conseco Services, LLC, a wholly-owned subsidiary of Conseco, acts as the Shareholder Servicing Agent to the Fund under the Shareholder Service Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of 0.10 percent of the Managed Assets. The total fees incurred for such services for the six months ended December 31, 2003 were $49,141.

4. ADMINISTRATION AGREEMENT

   The Fund contracted for certain administration services with PFPC, Inc. ("PFPC"). For its services, PFPC receives a monthly fee equal to an annual rate of 0.105 percent of the first $250 million of average weekly net assets; 0.080 percent of the next $250 million of average weekly net assets; 0.055 percent of the next $250 million of average weekly net assets; and 0.035 percent of average weekly net assets in excess of $750 million, subject to a minimum monthly charge of $7,500. The total fees incurred for such services for the six months ended December 31, 2003 were $45,246.

5. PORTFOLIO ACTIVITY

   Purchases  and  sales  of  securities   other  than  short-term   obligations
aggregated $50,934,766 and $52,382,838, respectively, for the six months ended December 31, 2003.

6. INDEBTEDNESS

   The Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is used.

                                                              Semi-Annual Report
================================================================================
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2003
                                   (UNAUDITED)

   The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for the shareholders, including the likelihood of greater volatility of net asset value and market price of the shares, and the risk of fluctuations in interest rates on borrowings.

LOAN AGREEMENT

   The Fund entered into a secured Loan and Pledge Agreement with Custodial Trust Company (the "Agreement") on October 4, 2000. The Agreement is callable on demand. Under the Agreement, the aggregate amount of the loans outstanding may not exceed 33 1/3 percent of total assets (including the amount obtained through leverage). Borrowings bear interest at the Federal Funds Rate plus a margin of
0.75 percent. Interest payments are made monthly. Advances made under the Agreement are due and payable on demand. The Fund shall maintain a pledge account which gives the Custodial Trust Company as pledgee effective control over the Fund assets with a collateral value greater than the sum of the outstanding aggregate principal amount of the loans and the interest accrued thereon. The Fund is required to maintain asset coverage, as defined in the Agreement, of at least 3:1. Portfolio securities with an aggregate value of $53,597,526 were included in the pledge account at December 31, 2003. The Fund was in compliance with the terms of the agreement at December 31, 2003.

   Borrowings at December 31, 2003 totaled $26 million and the interest rate on such borrowings was 1.69 percent.

Average daily balance of loans
  outstanding during the six months
  ended December 31, 2003 ....................    $26,049,194

Weighted average interest rate for
  the period .................................           1.80%

Maximum amount of loans outstanding
  at any month-end during the six months
  ended December 31, 2003 ....................    $26,049,194

Percentage of total assets at
  December 31, 2003 ..........................          25.48%

Amount of loans outstanding at
  December 31, 2003 ..........................    $26,049,194

Percentage of total assets at
  December 31, 2003 ..........................          25.48%

================================================================================
AUTOMATIC DIVIDEND REINVESTMENT PLAN
(UNAUDITED)

   Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "DRIP"), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by PFPC, Inc. ("PFPC"), as agent for shareholders in administering the DRIP (the "DRIP Agent"). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

   Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares"); or (ii) by purchase of outstanding shares on the open market ("open market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as "market discount"), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

   In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.

   The DRIP Agent maintains all shareholders' accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP participant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the DRIP in accordance with the instructions of the participants.

   In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the DRIP.

   There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agents open-market purchases in connection with the reinvestment of dividends.

   The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends.

                                                              Semi-Annual Report
================================================================================
AUTOMATIC DIVIDEND REINVESTMENT PLAN
(UNAUDITED)--(CONTINUED)

   Shareholders participating in the DRIP may receive benefits not available to shareholders not participating in the DRIP.

   If the market price (plus commissions) of the Fund's shares is above their net asset value, participants of the DRIP will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

   Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP, however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

   All correspondence concerning the DRIP should be directed to the DRIP Agent at PFPC, Inc., PO Box 43027, Providence, RI 02940-3027.

                                                              Semi-Annual Report
================================================================================
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2001
                                   (UNAUDITED)

   NAME, ADDRESS                       POSITION HELD                               PRINCIPAL OCCUPATION(S)
      AND AGE                           WITH TRUST                                   DURING PAST 5 YEARS
   -------------                       ------------                                 ---------------------
William P. Daves, Jr. (78)          Chairman of the           Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St.           Board, Trustee            Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032                    Since July 1998           Chairman of the Board and Trustee of other mutual funds
                                                              managed by the Adviser.


Gregory J. Hahn* (43)               President and             Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St.           Trustee                   Trustee, President and portfolio manager of other mutual funds
Carmel, IN 46032                    Since July 1998           managed by the Adviser.


Harold W. Hartley (80)              Trustee                   Chartered Financial Analyst. Director, Ennis Business Forms,
11825 N. Pennsylvania St.           Since July 1998           Inc. Retired, Executive Vice President, Tenneco Financial
Carmel, IN 46032                                              Services, Inc. Trustee of other mutual funds managed by the Adviser.


Dr. R. Jan LeCroy (72)              Trustee                   Director,  Southwest  Securities  Group,  Inc.  Retired,  President,
11825 N. Pennsylvania St.           Since July 1998           Dallas  Citizens  Council.  Trustee of other mutual funds managed by
Carmel, IN 46032                                              the Adviser.


Dr. Jess H. Parrish (76)            Trustee                   Higher  Education  Consultant.  Former  President,  Midland  College
11825 N. Pennsylvania St.           Since July 1998           Trustee of other mutual funds managed by the Adviser.
Carmel, IN 46032

David N. Walthall (58)              Trustee                   Principal, Walthall Asset Management. Former President,
11825 N. Pennsylvania St.           Since December 1998       Chief Executive Officer and Director of Lyrick Corporation.
Carmel, IN 46032                                              Formerly, President and CEO, Heritage Media Corporation. Formerly,
                                                              Director, Eagle National Bank. Trustee of other mutual funds managed by the Adviser.


--------------------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

  All Trustees oversee the 17 Portfolios that make up the total fund complex including 40|86 Strategic Income Fund, Conseco Fund Group, 40|86 Series Trust and Conseco StockCar Stocks Mutual Fund, Inc.

  Each Trustee serves until the expiration of the term of his designated class and until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Fund's by-laws or charter or statute.

================================================================================





INVESTMENT ADVISER
   40|86 Advisors, Inc.
   Carmel, IN


TRANSFER AGENT
   PFPC, Inc.
   Providence, RI


INDEPENDENT AUDITORS
   PricewaterhouseCoopers LLP
   Indianapolis, IN


CUSTODIAN
   PFPC Trust Company
   Philadelphia, PA


LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   Washington, DC

                           40|86 STRATEGIC INCOME FUND
                11815 North Pennsylvania Street, Carmel, IN 46032
                                  800-852-4750

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not yet effective.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Not applicable for semi-annual reports.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not yet applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        40|86 STRATEGIC INCOME FUND
            ----------------------------------------------------

By (Signature and Title)       /s/ GREGORY J. HAHN
                        --------------------------------------------------------
                               Gregory J. Hahn, President
                               (principal executive officer)

Date     FEBRUARY 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ GREGORY J. HAHN
                        --------------------------------------------------------
                               Gregory J. Hahn, President
                               (principal executive officer)

Date     FEBRUARY 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)       /s/ AUDREY L. KURZAWA
                        --------------------------------------------------------
                               Audrey L. Kurzawa, Treasurer
                               (principal financial officer)

Date     FEBRUARY 25, 2004
    ----------------------------------------------------------------------------